
[Logo - American Funds /(R)/]                        The right choice for the long term/(R)/

American
High-Income Trust/SM/

CLASS    TICKER   F-1....  AHTFX    529-C..  CITCX
A......  AHITX    F-2....  AHIFX    529-E..  CITEX
B......  AHTBX    529-A..  CITAX    529-F-1  CITFX
C......  AHTCX    529-B..  CITBX

SUMMARY
PROSPECTUS

December 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION, DATED DECEMBER 1, 2009, ARE INCORPORATED BY REFERENCE
INTO THIS SUMMARY PROSPECTUS.


Investment objectives

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 30 of the prospectus and on page 58 of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid directly from your investment)
----------------------------------------------------SHARE CLASSES--------------
                                                                      F-1, F-2
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  3.75%  none   none   none      none
 purchases (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------
                                       A       B       C      F-1       F-2
-------------------------------------------------------------------------------
 Management fees                     0.36%   0.36%   0.36%   0.36%     0.36%
-------------------------------------------------------------------------------
 Distribution and/or service         0.25    1.00    1.00    0.24      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.19    0.20    0.22    0.21      0.17
-------------------------------------------------------------------------------
 Total annual fund operating         0.80    1.56    1.58    0.81      0.53
 expenses

                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.36%   0.36%   0.36%   0.36%     0.36%
-------------------------------------------------------------------------------
 Distribution and/or service         0.21    1.00    1.00    0.49      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.27    0.29    0.28    0.28      0.27
-------------------------------------------------------------------------------
 Total annual fund operating         0.84    1.65    1.64    1.13      0.63
 expenses

                                       1

American High-Income Trust / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 A                                $454    $621    $  803     $1,328
---------------------------------------------------------------------
 B                                 659     893     1,050      1,652
---------------------------------------------------------------------
 C                                 261     499       860      1,878
---------------------------------------------------------------------
 F-1                                83     259       450      1,002
---------------------------------------------------------------------
 F-2                                54     170       296        665
---------------------------------------------------------------------
 529-A                             477     672       882      1,477
---------------------------------------------------------------------
 529-B                             688     959     1,154      1,839
---------------------------------------------------------------------
 529-C                             287     556       949      2,043
---------------------------------------------------------------------
 529-E                             135     398       680      1,477
---------------------------------------------------------------------
 529-F-1                            84     241       410        892

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 B                                $159    $493     $850      $1,652
---------------------------------------------------------------------
 C                                 161     499      860       1,878
---------------------------------------------------------------------
 529-B                             188     559      954       1,839
---------------------------------------------------------------------
 529-C                             187     556      949       2,043
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 43%
of the average value of its portfolio.

                                       2

                                American High-Income Trust / Summary prospectus

Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security

                                       3

American High-Income Trust / Summary prospectus


will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart on page 5 shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

                                       4

                                American High-Income Trust / Summary prospectus

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1999          7.55%
2000         -3.25
2001          7.44
2002         -3.58
2003         28.87
2004          9.75
2005          3.63
2006         12.19
2007          1.53
2008        -27.52
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            10.04%  (quarter ended December 31, 2002)
LOWEST            -19.08%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was 40.92%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR   5 YEARS  10 YEARS   LIFETIME
--------------------------------------------------------------------------------------
 A - Before taxes              2/19/88          -30.22%  -2.00%     2.30%     6.59%
   - After taxes on distributions               -32.47   -4.63     -0.86       N/A
   - After taxes on distributions and sale of   -19.32   -2.90      0.20       N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
--------------------------------------------------------------------------
 B                               3/15/00      -31.37%  -2.28%     1.53%
--------------------------------------------------------------------------
 C                               3/15/01      -28.76   -2.06      1.47
--------------------------------------------------------------------------
 F-1                             3/15/01      -27.54   -1.30      2.22
--------------------------------------------------------------------------
 529-A                           2/19/02      -30.24   -2.07      2.02
--------------------------------------------------------------------------
 529-B                           2/25/02      -31.44   -2.42      1.90
--------------------------------------------------------------------------
 529-C                           2/19/02      -28.80   -2.14      1.74
--------------------------------------------------------------------------
 529-E                           3/15/02      -27.76   -1.63      1.94
--------------------------------------------------------------------------
 529-F-1                         9/16/02      -27.40   -1.20      4.29

 INDEXES/1/ (before taxes)            1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------
 Credit Suisse High Yield Index       -26.17%  -0.59%    2.87%        6.78%
 Lipper High Current Yield Bond       -28.84   -1.87     0.49         5.03
 Funds Index
 Citigroup Broad Investment-Grade       7.02    5.11     5.86         7.40
 (BIG) Bond Index
Class A annualized 30-day yield at September 30, 2009: 8.36%
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1  The Credit Suisse High Yield Index reflects the market sectors in which the fund primarily invests. The Lipper High Current Yield Bond Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Citigroup Broad
   Investment-Grade (BIG) Bond Index reflects certain market sectors in which the fund primarily invests. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

American High-Income Trust / Summary prospectus


After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------
 ABNER D. GOLDSTINE           12 years         Senior Vice President - Fixed
 Vice Chairman of the                          Income,
 Board                                         Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             20 years         Senior Vice President - Fixed
 President and Trustee                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID A. DAIGLE               6 years         Senior Vice President - Fixed
 Vice President                                Income, Capital Research Company
-------------------------------------------------------------------------------
 MARCUS B. LINDEN              5 years         Senior Vice President - Fixed
 Vice President                                Income, Capital Research Company

                                       6

                                American High-Income Trust / Summary prospectus

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------
 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN
46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing
American Funds Service Company at 317/735-6636; or accessing our website
(americanfunds.com).
Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.
Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                       Investment Company File No. 811-05364
                                                                                    MFGEIP-921-1209P Litho in USA CGD/B/8001
----------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust


[Logo - American Funds /(R)/]                        The right choice for the long term/(R)/

American
High-Income Trust/SM/

CLASS         TICKER        R-3.........  RITCX
A...........  AHITX         R-4.........  RITEX
R-1.........  RITAX         R-5.........  RITFX
R-2.........  RITBX         R-6.........  RITGX

SUMMARY
RETIREMENT PLAN
PROSPECTUS

December 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 1, 2009, ARE
INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objectives

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 58 of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------
 Maximum sales charge (load) imposed on          3.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------
                              A     R-1    R-2    R-3    R-4    R-5      R-6
                            ---------------------------------------------------
 Management fees            0.36%  0.36%  0.36%  0.36%  0.36%  0.36%    0.36%
-------------------------------------------------------------------------------
 Distribution and/or        0.25   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.19   0.28   0.68   0.27   0.20   0.15     0.09/*/
-------------------------------------------------------------------------------
 Total annual fund          0.80   1.64   1.79   1.13   0.81   0.51     0.45
 operating expenses
-------------------------------------------------------------------------------

                                       1

American High-Income Trust / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 A                               $454    $621     $803      $1,328
--------------------------------------------------------------------
 R-1                              167     517      892       1,944
--------------------------------------------------------------------
 R-2                              182     563      970       2,105
--------------------------------------------------------------------
 R-3                              115     359      622       1,375
--------------------------------------------------------------------
 R-4                               83     259      450       1,002
--------------------------------------------------------------------
 R-5                               52     164      285         640
--------------------------------------------------------------------
 R-6                               46     144      252         567
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 43%
of the average value of its portfolio.

                                       2

                American High-Income Trust / Summary retirement plan prospectus

Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possi-

                                       3

American High-Income Trust / Summary retirement plan prospectus


bility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart on page 5 shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

                                       4

                American High-Income Trust / Summary retirement plan prospectus

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1999          7.55%
2000         -3.25
2001          7.44
2002         -3.58
2003         28.87
2004          9.75
2005          3.63
2006         12.19
2007          1.53
2008        -27.52
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            10.04%  (quarter ended December 31, 2002)
LOWEST            -19.08%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was 40.92%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------
 A                       2/19/88      -30.22%  -2.00%    2.30%      6.59%

 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------
 R-1                     7/11/02      -28.14%  -2.10%     3.38%
------------------------------------------------------------------
 R-2                     6/18/02      -28.09   -2.06      2.34
------------------------------------------------------------------
 R-3                     6/21/02      -27.78   -1.65      2.98
------------------------------------------------------------------
 R-4                     7/19/02      -27.55   -1.32      4.21
------------------------------------------------------------------
 R-5                     5/15/02      -27.33   -1.02      2.75

 INDEXES/1/                           1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------
 Credit Suisse High Yield Index       -26.17%  -0.59%    2.87%        6.78%
 Lipper High Current Yield Bond       -28.84   -1.87     0.49         5.03
 Funds Index
 Citigroup Broad Investment-Grade       7.02    5.11     5.86         7.40
 (BIG) Bond Index
Class A annualized 30-day yield at September 30, 2009: 8.36%
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1  The Credit Suisse High Yield Index reflects the market sectors in which the fund primarily invests. The Lipper High Current Yield Bond Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Citigroup Broad
   Investment-Grade (BIG) Bond Index reflects certain market sectors in which the fund primarily invests. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

American High-Income Trust / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
------------------------------------------------------------------------------
 ABNER D. GOLDSTINE           12 years         Senior Vice President - Fixed
 Vice Chairman of the                          Income,
 Board                                         Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             20 years         Senior Vice President - Fixed
 President and Trustee                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID A. DAIGLE               6 years         Senior Vice President - Fixed
 Vice President                                Income, Capital Research Company
-------------------------------------------------------------------------------
 MARCUS B. LINDEN              5 years         Senior Vice President - Fixed
 Vice President                                Income, Capital Research Company

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this summary prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

                American High-Income Trust / Summary retirement plan prospectus

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                       Investment Company File No. 811-05364
                                                                                    RPGEIP-921-1209P Litho in USA CGD/B/8025
----------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


[Logo - American Funds /(R)/]                        The right choice for the long term/(R)/

American
High-Income Trust/SM/

CLASS         TICKER        R-3.........  RITCX
A...........  AHITX         R-4.........  RITEX
R-1.........  RITAX         R-5.........  RITFX
R-2.........  RITBX         R-6.........  RITGX

SUMMARY
RETIREMENT PLAN
PROSPECTUS

December 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 1, 2009, ARE
INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objectives

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 58 of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------
 Maximum sales charge (load) imposed on          3.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------
                              A     R-1    R-2    R-3    R-4    R-5      R-6
                            ---------------------------------------------------
 Management fees            0.36%  0.36%  0.36%  0.36%  0.36%  0.36%    0.36%
-------------------------------------------------------------------------------
 Distribution and/or        0.25   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.19   0.28   0.68   0.27   0.20   0.15     0.09/*/
-------------------------------------------------------------------------------
 Total annual fund          0.80   1.64   1.79   1.13   0.81   0.51     0.45
 operating expenses
-------------------------------------------------------------------------------

                                       1

American High-Income Trust / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 A                               $454    $621     $803      $1,328
--------------------------------------------------------------------
 R-1                              167     517      892       1,944
--------------------------------------------------------------------
 R-2                              182     563      970       2,105
--------------------------------------------------------------------
 R-3                              115     359      622       1,375
--------------------------------------------------------------------
 R-4                               83     259      450       1,002
--------------------------------------------------------------------
 R-5                               52     164      285         640
--------------------------------------------------------------------
 R-6                               46     144      252         567
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 43%
of the average value of its portfolio.

                                       2

                American High-Income Trust / Summary retirement plan prospectus

Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possi-

                                       3

American High-Income Trust / Summary retirement plan prospectus


bility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart on page 5 shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

                                       4

                American High-Income Trust / Summary retirement plan prospectus

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1999      7.55%
2000     -3.25
2001      7.44
2002     -3.58
2003     28.87
2004      9.75
2005      3.63
2006     12.19
2007      1.53
2008    -27.52
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            10.04%  (quarter ended December 31, 2002)
LOWEST            -19.08%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was 40.92%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------
 A                       2/19/88      -30.22%  -2.00%    2.30%      6.59%
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------
 R-1                     7/11/02      -28.14%  -2.10%     3.38%
------------------------------------------------------------------
 R-2                     6/18/02      -28.09   -2.06      2.34
------------------------------------------------------------------
 R-3                     6/21/02      -27.78   -1.65      2.98
------------------------------------------------------------------
 R-4                     7/19/02      -27.55   -1.32      4.21
------------------------------------------------------------------
 R-5                     5/15/02      -27.33   -1.02      2.75

 INDEXES/1/                           1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------
 Credit Suisse High Yield Index       -26.17%  -0.59%    2.87%        6.78%
 Lipper High Current Yield Bond       -28.84   -1.87     0.49         5.03
 Funds Index
 Citigroup Broad Investment-Grade       7.02    5.11     5.86         7.40
 (BIG) Bond Index
Class A annualized 30-day yield at September 30, 2009: 8.36%
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1  The Credit Suisse High Yield Index reflects the market sectors in which the fund primarily invests. The Lipper High Current Yield Bond Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Citigroup Broad
   Investment-Grade (BIG) Bond Index reflects certain market sectors in which the fund primarily invests. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

American High-Income Trust / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
------------------------------------------------------------------------------
 ABNER D. GOLDSTINE           12 years         Senior Vice President - Fixed
 Vice Chairman of the                          Income,
 Board                                         Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             20 years         Senior Vice President - Fixed
 President and Trustee                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID A. DAIGLE               6 years         Senior Vice President - Fixed
 Vice President                                Income, Capital Research Company
-------------------------------------------------------------------------------
 MARCUS B. LINDEN              5 years         Senior Vice President - Fixed
 Vice President                                Income, Capital Research Company

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this summary prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

                American High-Income Trust / Summary retirement plan prospectus

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                                       Investment Company File No. 811-05364
                                                                                    RPGEIP-921-1209P Litho in USA CGD/B/8025
----------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust